Related parties	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [Abstract]
Related parties
32.

Related parties
A.

Transactions with key management personnel
Key management personnel are those persons that have the authority and responsibility for planning, directing and controlling the activities of the Company, directly or indirectly.

Key management personnel of the Company include executive officers, vice-presidents, other senior managers and members of the board of directors.
In addition to their salaries, Cameco also provides non-cash benefits to executive officers and vice-presidents and contributes to pension plans on their behalf (note 26). Senior management and directors also participate in the Company’s share-based compensation plans (note 25).
Executive officers are subject to terms of notice ranging from three to six months. Upon resignation at the Company’s request, they are entitled to termination benefits of up to the lesser of 18 to 24 months or the period remaining until age 65. The termination benefits include gross salary plus the target short-term incentive bonus for the year in which termination occurs.
Compensation for key management personnel was comprised of:
2022 2021
Short-term employee benefits $ 23,557 $ 20,663
Share-based compensation (a) 21,149 34,639
Post-employment benefits 6,532 6,188
Termination

benefits
- 161
Total $ 51,238 $ 61,651
(a) Excludes deferred share units held by directors (see note 25).
B.

Other related party transactions
Cameco purchases uranium concentrates from JV Inkai. For the year ended December 31, 2022, Cameco had purchases of
$ 206,818,000

($
155,937,000

(US)) (2021 - $
233,621,000

($
185,763,000

(US))). Cameco received a cash dividend from JV
Inkai of $ 117,698,000

($
92,425,000

(US)) (2021 - $
50,128,000

($
40,286,000

(US))).